Document And Entity Information	Oct. 11, 2023
Document Information [Line Items]
Entity, Registrant Name	BSQUARE CORP /WA
Document, Type	8-K
Document, Period End Date	Oct. 11, 2023
Entity, Incorporation, State or Country Code	WA
Entity, File Number	000-27687
Entity, Tax Identification Number	91-1650880
Entity, Address, Address Line One	PO Box 59478
Entity, Address, City or Town	Renton
Entity, Address, State or Province	WA
Entity, Address, Postal Zip Code	98058
City Area Code	425
Local Phone Number	519-5900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	BSQR
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001054721